CLOSURE AND RECLAMATION PROVISIONS (Schedule of Closure and Rehabilitation Provisions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CLOSURE AND RECLAMATION PROVISIONS
Less: current portion		$ (4,510)
Non-current portion	$ 50,257	70,827
Provision for decommissioning, restoration and rehabilitation costs
CLOSURE AND RECLAMATION PROVISIONS
Balance at beginning	75,337	65,803
Changes in estimate	2,659	10,076
Reclamation expenditures	(595)	(2,294)
Accretion	2,696	3,551
Effect of changes in foreign exchange rates	(35)	(1,799)
Disposal	(29,805)
Balance at ending	50,257	75,337
Less: current portion		(4,510)
Non-current portion	50,257	70,827
Caylloma | Provision for decommissioning, restoration and rehabilitation costs
CLOSURE AND RECLAMATION PROVISIONS
Balance at beginning	15,356	15,950
Changes in estimate	(1,033)	(1,259)
Reclamation expenditures	(452)	(259)
Accretion	797	924
Balance at ending	14,668	15,356
Less: current portion		(86)
Non-current portion	14,668	15,270
Lindero | Provision for decommissioning, restoration and rehabilitation costs
CLOSURE AND RECLAMATION PROVISIONS
Balance at beginning	15,470	14,485
Changes in estimate	1,747	349
Accretion	760	636
Balance at ending	17,977	15,470
Non-current portion	17,977	15,470
San Jose | Provision for decommissioning, restoration and rehabilitation costs
CLOSURE AND RECLAMATION PROVISIONS
Balance at beginning	14,677	10,358
Changes in estimate	460	7,231
Reclamation expenditures	(143)	(2,035)
Accretion	341	922
Effect of changes in foreign exchange rates	(35)	(1,799)
Disposal	(15,300)
Balance at ending		14,677
Less: current portion		(4,424)
Non-current portion		10,253
Yaramoko | Provision for decommissioning, restoration and rehabilitation costs
CLOSURE AND RECLAMATION PROVISIONS
Balance at beginning	14,724	14,233
Changes in estimate	(375)	(128)
Accretion	156	619
Disposal	(14,505)
Balance at ending		14,724
Non-current portion		14,724
Seguela | Provision for decommissioning, restoration and rehabilitation costs
CLOSURE AND RECLAMATION PROVISIONS
Balance at beginning	15,110	10,777
Changes in estimate	1,860	3,883
Accretion	642	450
Balance at ending	17,612	15,110
Non-current portion	$ 17,612	$ 15,110